BNY Mellon Opportunistic Small Cap Fund
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.1%
Automobiles & Components — 1.6%
LCI Industries(a)	20,532	2,333,872
Visteon Corp.	11,832	1,221,654
		3,555,526
Banks — 13.1%
BankUnited, Inc.	36,830	1,591,424
Columbia Banking System, Inc.	117,735	3,263,614
First Busey Corp.	138,651	3,263,845
First Horizon Corp.	140,250	3,133,185
First Merchants Corp.	88,098	3,245,530
Metropolitan Bank Holding Corp.	29,239	2,181,522
Origin Bancorp, Inc.	53,124	1,933,182
Seacoast Banking Corp. of Florida	39,171	1,236,237
Simmons First National Corp., Cl. A	172,405	3,198,113
SouthState Bank Corp.	11,081	991,860
Stellar Bancorp, Inc.	48,653	1,537,921
Synovus Financial Corp.	45,074	2,172,567
Texas Capital Bancshares, Inc.(b)	21,879	1,972,830
		29,721,830
Capital Goods — 11.3%
Enerpac Tool Group Corp.	51,498	1,950,229
EnerSys	15,092	2,159,816
Enpro, Inc.(a)	9,711	2,164,096
Flowserve Corp.	49,683	3,544,882
Fluor Corp.(b)	68,906	2,958,135
Gates Industrial Corp. PLC(b)	127,014	2,890,839
Hayward Holdings, Inc.(b)	145,446	2,392,587
Herc Holdings, Inc.(a)	11,725	1,574,316
Janus International Group, Inc.(b)	297,550	1,847,785
Matrix Service Co.(b)	94,266	1,101,970
MYR Group, Inc.(b)	9,066	2,033,685
NPK International, Inc.(b)	86,166	1,060,703
		25,679,043
Commercial & Professional Services — 2.3%
ACV Auctions, Inc., Cl. A(b)	158,788	1,246,486
BlackSky Technology, Inc.(a),(b)	71,411	1,265,403
The Brink’s Company	24,574	2,760,397
		5,272,286
Consumer Discretionary Distribution & Retail — 2.2%
Ollie’s Bargain Outlet Holdings, Inc.(b)	16,913	2,082,159
Stitch Fix, Inc., Cl. A(b)	263,330	1,119,153
Valvoline, Inc.(b)	57,029	1,785,578
		4,986,890
Consumer Durables & Apparel — 5.1%
Cavco Industries, Inc.(b)	2,483	1,478,999
Figs, Inc., Cl. A(b)	209,418	2,050,202
Levi Strauss & Co., Cl. A	67,147	1,479,248
Meritage Homes Corp.	23,955	1,750,631
Steven Madden Ltd.(a)	36,530	1,526,223

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.1% (continued)
Consumer Durables & Apparel — 5.1% (continued)
The Lovesac Company(a),(b)	41,433	594,564
YETI Holdings, Inc.(a),(b)	64,249	2,665,049
		11,544,916
Consumer Services — 4.0%
First Watch Restaurant Group, Inc.(a),(b)	118,293	2,195,518
Genius Sports Ltd.(b)	345,211	3,476,275
Lindblad Expeditions Holdings, Inc.(b)	138,493	1,666,071
Perdoceo Education Corp.	67,217	1,879,387
		9,217,251
Energy — 8.9%
BKV Corp.(b)	73,238	2,022,101
Cactus, Inc., Cl. A	38,588	1,656,197
California Resources Corp.	64,788	3,095,571
Centrus Energy Corp., Cl. A(a),(b)	2,924	758,193
CNX Resources Corp.(a),(b)	63,578	2,469,370
Crescent Energy Co., Cl. A	311,881	2,941,038
Expro Group Holdings NV(a),(b)	182,090	2,540,155
Liberty Energy, Inc.	148,881	2,647,104
PBF Energy, Inc., Cl. A	61,120	2,107,418
		20,237,147
Equity Real Estate Investment Trusts — 4.8%
Americold Realty Trust, Inc.(c)	113,088	1,224,743
COPT Defense Properties(c)	52,929	1,626,508
EPR Properties(c)	47,566	2,486,275
NETSTREIT Corp.(a),(c)	97,898	1,794,470
Ryman Hospitality Properties, Inc.(c)	19,956	1,904,401
STAG Industrial, Inc.(a),(c)	48,705	1,913,133
		10,949,530
Financial Services — 7.0%
Marex Group PLC	71,112	2,473,986
Moelis & Co., Cl. A	30,556	1,960,779
PennyMac Financial Services, Inc.	21,137	2,844,406
PJT Partners, Inc., Cl. A	15,040	2,526,870
SLM Corp.	58,601	1,717,009
Voya Financial, Inc.	31,316	2,201,515
Walker & Dunlop, Inc.	33,993	2,197,308
		15,921,873
Food, Beverage & Tobacco — 1.6%
J & J Snack Foods Corp.	21,186	1,956,527
Nomad Foods Ltd.	147,696	1,806,322
		3,762,849
Health Care Equipment & Services — 4.9%
Addus HomeCare Corp.(b)	8,978	1,079,155
Certara, Inc.(a),(b)	100,929	924,510
Envista Holdings Corp.(b)	62,393	1,304,014
Inspire Medical Systems, Inc.(b)	14,113	1,755,798
Privia Health Group, Inc.(b)	133,949	3,264,337
Strata Critical Medical, Inc.(b)	225,600	979,104
The Ensign Group, Inc.	9,702	1,800,109
		11,107,027

Description	Shares	Value ($)
Common Stocks — 98.1% (continued)
Household & Personal Products — .8%
Spectrum Brands Holdings, Inc.	29,328	1,740,617
Insurance — 1.4%
The Baldwin Insurance Group, Inc.(a),(b)	113,113	3,224,852
Materials — 4.3%
Alamos Gold, Inc., Cl. A	111,753	4,190,738
Alcoa Corp.	64,329	2,685,092
Knife River Corp.(b)	15,540	1,163,014
Methanex Corp.	52,415	1,866,498
		9,905,342
Media & Entertainment — 2.4%
John Wiley & Sons, Inc., Cl. A(a)	64,143	2,332,239
Magnite, Inc.(b)	155,130	2,278,860
Starz Entertainment Corp.(b)	71,243	781,536
		5,392,635
Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
Insmed, Inc.(b)	31,307	6,504,655
KalVista Pharmaceuticals, Inc.(a),(b)	99,576	1,440,865
Mirum Pharmaceuticals, Inc.(b)	26,792	1,957,156
Soleno Therapeutics, Inc.(b)	24,061	1,213,877
Syndax Pharmaceuticals, Inc.(a),(b)	100,415	1,990,225
		13,106,778
Semiconductors & Semiconductor Equipment — 3.2%
Cohu, Inc.(b)	87,895	2,137,606
Ichor Holdings Ltd.(a),(b)	58,151	976,937
Synaptics, Inc.(b)	37,484	2,568,029
Ultra Clean Holdings, Inc.(b)	68,279	1,731,555
		7,414,127
Software & Services — 2.8%
Blackbaud, Inc.(b)	22,917	1,292,061
Dolby Laboratories, Inc., Cl. A	32,332	2,180,793
JFrog Ltd.(b)	46,143	2,813,800
		6,286,654
Technology Hardware & Equipment — 3.3%
Belden, Inc.	17,779	2,016,139
Lumentum Holdings, Inc.(a),(b)	6,325	2,056,637
Viavi Solutions, Inc.(b)	198,084	3,553,627
		7,626,403
Transportation — 2.7%
SkyWest, Inc.(b)	34,630	3,515,638
Sun Country Airlines Holdings, Inc.(b)	187,030	2,562,311
		6,077,949
Utilities — 4.6%
Clearway Energy, Inc., Cl. C	109,411	4,006,631
Hallador Energy Co.(b)	55,801	1,137,782
MDU Resources Group, Inc.(a)	139,561	2,975,441
ONE Gas, Inc.	28,957	2,424,859
		10,544,713
Total Common Stocks (cost $178,336,808)		223,276,238

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Private Equity — .5%
Real Estate Management & Development — .1%
Roofstock, Ser. E (b),(d)	41,269	228,630
Software & Services — .4%
Locus Robotics, Ser. F (d)	14,518	843,496
Total Private Equity (cost $1,841,069)		1,072,126

	1-Day Yield (%)
Investment Companies — 1.4%
Registered Investment Companies — 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $3,264,998)	4.15	3,264,998	3,264,998
Investment of Cash Collateral for Securities Loaned — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,493,907)	4.15	2,493,907	2,493,907
Total Investments (cost $185,936,782)		101.1%	230,107,269
Liabilities, Less Cash and Receivables		(1.1%)	(2,491,284)
Net Assets		100.0%	227,615,985

(a)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $32,557,302 and the value of the collateral was
$33,014,155, consisting of cash collateral of $2,493,907 and U.S. Government & Agency securities valued at $30,520,248.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at November 30, 2025. These securities were valued at $1,072,126 or .5% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Opportunistic Small Cap Fund
November 30, 2025 (Unaudited)
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	223,276,238	—	—	223,276,238
Equity Securities - Private Equity	—	—	1,072,126	1,072,126
Investment Companies	5,758,905	—	—	5,758,905
	229,035,143	—	1,072,126	230,107,269

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2025, accumulated net unrealized appreciation on investments was $44,170,487, consisting of $54,964,392 gross unrealized appreciation and $10,793,905 gross unrealized depreciation.
At November 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.